FINANCIAL INSTRUMENTS - Fair value of options (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 89,385
Ending balance, assets	98,878	$ 89,385
Electricity option | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	(32)	(40)	$ (82)
Change in fair value	(1)	8	42
Ending balance, assets	$ (33)	$ (32)	$ (40)